FIRST FINANCIAL BANCORP. (PARENT COMPANY ONLY) FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2023
Condensed Financial Information Disclosure [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]	First Financial Bancorp. (Parent Company Only) Financial Information
Balance Sheets

	December 31,
(Dollars in thousands)	2023	2022
Assets
Cash	$134,745	$91,013
Investment securities	1,134	1,681
Subordinated notes from subsidiaries	7,500	7,500
Investment in subsidiaries
Commercial bank	2,334,411	2,161,338
Non-banks	8,915	11,246
Total investment in subsidiaries	2,343,326	2,172,584
Premises and equipment	274	283
Other assets	101,001	86,355
Total assets	$2,587,980	$2,359,416

Liabilities
Subordinated notes	$312,550	$311,707
Dividends payable	1,440	1,271
Other liabilities	6,016	5,065
Total liabilities	320,006	318,043
Shareholders’ equity	2,267,974	2,041,373
Total liabilities and shareholders’ equity	$2,587,980	$2,359,416
Statements of Income and Comprehensive Income (Loss)

	Years Ended December 31,
(Dollars in thousands)	2023	2022	2021
Income
Interest income	$42	$37	$34
Noninterest income	1,230	13	215
Net gain (loss) on equity securities	(546)	(156)	448
Dividends from subsidiaries	164,974	171,900	202,000
Total income	165,700	171,794	202,697

Expenses
Interest expense	18,305	16,624	15,900
Salaries and employee benefits	16,351	13,547	9,784
Professional services	1,510	256	2,343
Other	5,281	5,581	5,186
Total expenses	41,447	36,008	33,213
Income before income taxes and equity in undistributed net earnings of subsidiaries	124,253	135,786	169,484
Income tax expense (benefit)	(9,879)	(8,523)	(7,787)
Equity in undistributed earnings (loss) of subsidiaries	121,731	73,303	27,889
Net income	$255,863	$217,612	$205,160

Comprehensive income (loss)	$304,707	$(140,618)	$156,063

Statements of Cash Flows

	Years Ended December 31,
(Dollars in thousands)	2023	2022	2021
Operating activities
Net income	$255,863	$217,612	$205,160
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed (earnings) loss of subsidiaries	(121,731)	(73,303)	(27,889)
Depreciation and amortization	975	860	859
Stock-based compensation expense	14,898	13,379	9,635
Unrealized (gain) loss on equity securities	546	156	(448)
Deferred income taxes	(285)	(475)	(224)
(Decrease) increase in dividends payable	169	229	368
(Decrease) increase in other liabilities	(213)	634	(751)
Decrease (increase) in other assets	(10,129)	(8,748)	(8,096)
Net cash provided by (used in) operating activities	140,093	150,344	178,614

Investing activities
Capital contributions to subsidiaries	(167)	0	(113,152)
Net cash acquired (paid) in business combinations	(3,400)	0	0
Purchases of premises and equipment	(13)	0	0
Other	0	1,011	0
Net cash (used in) provided by investing activities	(3,580)	1,011	(113,152)

Financing activities
(Decrease) increase in short-term borrowings	0	(20,000)	20,000
Proceeds from long-term borrowings	0	0	(10,592)
Cash dividends paid on common stock	(87,159)	(86,606)	(87,316)
Purchases of common stock	0	0	(108,077)
Proceeds from exercise of stock options, net of shares purchased	48	177	64
Other	(5,670)	(3,659)	(2,697)
Net cash provided by (used in) financing activities	(92,781)	(110,088)	(188,618)
Net increase (decrease) in cash	43,732	41,267	(123,156)
Cash at beginning of year	91,013	49,746	172,902
Cash at end of year	$134,745	$91,013	$49,746